Stockholders' Equity (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands		4 Months Ended	6 Months Ended		7 Months Ended	12 Months Ended
	Jan. 01, 2025	May 01, 2024	Jul. 01, 2025	Jul. 07, 2023	Jul. 24, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Class of Stock [Line Items]
Share based compensation expense						$ 7,051	$ 8,126	$ 0
Share based compensation of restricted shares						$ 1,038	$ 8,089
Share-Based Payment Arrangement, Nonvested Award, Cost Not yet Recognized, Period for Recognition						5 months 26 days	1 year 5 months 26 days
Preferred Stock, Par or Stated Value Per Share						$ 1.00	$ 1.00
Deemed dividend on preferred shares						$ 0	$ 0	(3,256)
Series D preferred Shares [Member]
Class of Stock [Line Items]
Stock Redeemed or Called During Period, Shares				3,517,061
Preferred Stock, Par or Stated Value Per Share				$ 1.00
Preferred Stock, Liquidation Preference Per Share				25.00
Preferred Stock, Dividends, Per Share, Cash Paid				$ 0.243056
Deemed dividend on preferred shares								$ 3,256
2024 Plan [Member]
Class of Stock [Line Items]
Restricted shares					625,000
Forfeited shares					3,000	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Terms of Award		The performance-based condition will be satisfied upon determination by the Company that the fleet utilization as defined in the awards, equals or exceeds 85% for the period from January 1, 2024 through the end of the last complete fiscal quarter preceding each vesting date
Award vesting percentage	25.00%		25.00%
2024 Plan [Member] | Vest On January 1, 2026 [Member]
Class of Stock [Line Items]
Award vesting percentage						25.00%
2024 Plan [Member] | Vest On July 1, 2026 [Member]
Class of Stock [Line Items]
Award vesting percentage						25.00%
2024 Plan [Member] | Maximum [Member]
Class of Stock [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized		1,000,000